Securities at amortized cost and HTM financial assets_Details of securities at amortized cost and HTM financial assets (Details)	Jun. 30, 2018 KRW (₩)		Jun. 30, 2018 USD ($)	Dec. 31, 2017 KRW (₩)
Disclosure of securities at amortised cost and held to maturity financial assets [Line Items]
Securities at amortized cost	₩ 17,702,129,000,000	[1]	$ 15,922,044,000	₩ 0
Held-to-maturity financial assets	0		$ 0	16,749,296,000,000
Securities at amortised cost and held to maturity investments category [Member] | Accumulated impairment losses
Disclosure of securities at amortised cost and held to maturity financial assets [Line Items]
Securities at amortized cost	(5,250,000,000)
Held-to-maturity financial assets				0
Korean treasury and government agencies
Disclosure of securities at amortised cost and held to maturity financial assets [Line Items]
Securities at amortized cost	4,630,598,000,000
Held-to-maturity financial assets				3,994,857,000,000
Financial institutions
Disclosure of securities at amortised cost and held to maturity financial assets [Line Items]
Securities at amortized cost	7,767,490,000,000
Held-to-maturity financial assets				7,245,426,000,000
Corporates
Disclosure of securities at amortised cost and held to maturity financial assets [Line Items]
Securities at amortized cost	5,074,097,000,000
Held-to-maturity financial assets				5,311,970,000,000
Bond denominated in foreign currencies
Disclosure of securities at amortised cost and held to maturity financial assets [Line Items]
Securities at amortized cost	₩ 235,194,000,000
Held-to-maturity financial assets				₩ 197,043,000,000

[1]	The consolidated interim statements of financial position as of June 30, 2018 was prepared in accordance with IFRS 9; however, the comparative consolidated statements of financial position as of December 31, 2017 were not retrospectively restated accordance with IFRS 9.